Cover Page		12 Months Ended
	Feb. 22, 2021	Dec. 31, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 22, 2021
Entity Registrant Name	NAUTILUS, INC.
Entity Incorporation, State or Country Code	WA
Entity File Number	001-31321
Entity Tax Identification Number	94-3002667
Entity Address, Address Line One		17750 S.E. 6th Way
Entity Address, City or Town		Vancouver
Entity Address, State or Province		WA
Entity Address, Postal Zip Code		98683
City Area Code		(360)
Local Phone Number	859-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	NLS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001078207
Amendment Flag	false